Operating segment	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating segment
3. Operating segment
Prior to the September 15, 2023, shareholders’ approval of the spin-off of the Sandoz business (refer to Note 1 and Note 2 for additional information), the businesses of Novartis were divided operationally on a worldwide basis into two identified reporting segments: Innovative Medicines Division and the Sandoz Division. In addition, we separately reported Corporate activities.
Following the September 15, 2023, shareholders’ approval of the spin-off of the Sandoz business (see Note 1 and Note 2), the Company reported its consolidated financial statements for the current and prior years as “continuing operations” and “discontinued operations” (see Note 1).
Continuing operations include the retained business activities of Novartis, comprising the innovative medicines business (previously the Innovative Medicines Division) and the continuing corporate activities.
Discontinued operations include the Sandoz generic pharmaceuticals and biosimilars business (the Sandoz Division) and certain corporate activities attributable to Sandoz’s business, as well as certain expenses related to the spin-off. Included in 2023 is also the IFRS Accounting Standards non-cash, non-taxable net gain on the Distribution of Sandoz Group AG to Novartis AG shareholders. For further details and disclosures on discontinued operations, refer to Note 1, Note 2 and Note 31.
Effective January 1, 2023, the Sandoz business bio-technology manufacturing services to other companies’ activities and the Coartem brand were transferred to the Novartis continuing operations. The financial information of the Novartis continuing operations and discontinued operations were accordingly adapted in 2023 and prior years, in compliance with IFRS Accounting Standards. This restatement had no impact on the reported financial results and consolidated balance sheet of the total Company.
The Company’s continuing operations is engaged in the research, development, manufacturing, distribution, and commercialization and sale of innovative medicines, with a focus on the core therapeutic areas: cardiovascular, renal and metabolic; immunology; neuroscience; oncology; and established brands.
Following the spin-off of the Sandoz business, on October 3, 2023, Novartis operates as a single global operating segment innovative medicines company that is engaged in the research, development, manufacturing, distribution and commercialization and sale of innovative medicines. The Company’s research, development manufacturing and supply of products and functional activities are managed globally on a vertically integrated basis. Commercial efforts that coordinate marketing, sales and distribution of these products are organized by geographic region, therapeutic area and established brands.
The Executive Committee of Novartis (ECN), chaired by the CEO, is the governance body responsible for allocating resources and assessing the business performance of the operating segment of the Company on a global basis and is the chief operating decision-maker (CODM) for the Company.
The determination of a single operating segment is consistent with the financial information regularly reviewed by the CODM for purposes of assessing performance and allocating resources.
See Note 4 for revenues and geographic information disclosures.